Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 437,000	¥ 429,000
Carrying amounts of investments in equity method investees		2,219,196	2,199,706
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		32,648,000	25,683,000
Interest-earning deposits in other banks		43,210,000	38,327,000
Call loans and funds sold		896,000	704,000
Receivables under resale agreements		5,726,000	8,188,000
Receivables under securities borrowing transactions		9,269,000	11,003,000
Investment securities	[1],[2]	3,684,000	3,688,000
Loans, net of allowance for credit losses	[3]	116,272,000	117,033,000
Other financial assets	[4]	7,000,000	5,827,000
Deposits, Non-interest-bearing		29,862,000	29,486,000
Deposits, Interest-bearing		165,831,000	160,928,000
Total deposits		195,693,000	190,414,000
Call money and funds purchased		2,453,000	1,975,000
Payables under repurchase agreements		18,135,000	17,693,000	[5]
Payables under securities lending transactions		8,170,000	5,549,000
Due to trust account		3,386,000	3,335,000
Other short-term borrowings		6,617,000	7,857,000
Long-term debt		26,861,000	25,863,000	[5]
Other financial liabilities		6,642,000	6,094,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		32,648,000	25,683,000
Interest-earning deposits in other banks		43,210,000	38,327,000
Call loans and funds sold		896,000	704,000
Receivables under resale agreements		5,726,000	8,188,000
Receivables under securities borrowing transactions		9,269,000	11,003,000
Investment securities	[1],[2]	3,797,000	3,808,000
Loans, net of allowance for credit losses	[3]	117,753,000	118,765,000
Other financial assets	[4]	7,000,000	5,827,000
Deposits, Non-interest-bearing		29,862,000	29,486,000
Deposits, Interest-bearing		165,825,000	160,948,000
Total deposits		195,687,000	190,434,000
Call money and funds purchased		2,453,000	1,975,000
Payables under repurchase agreements		18,135,000	17,693,000	[5]
Payables under securities lending transactions		8,170,000	5,549,000
Due to trust account		3,386,000	3,335,000
Other short-term borrowings		6,617,000	7,857,000
Long-term debt		26,919,000	26,015,000	[5]
Other financial liabilities		6,642,000	6,094,000
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		32,648,000	25,683,000
Investment securities	[1],[2]	1,197,000	1,206,000
Loans, net of allowance for credit losses	[3]	3,000	5,000
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		43,210,000	38,327,000
Call loans and funds sold		896,000	704,000
Receivables under resale agreements		5,726,000	8,188,000
Receivables under securities borrowing transactions		9,269,000	11,003,000
Investment securities	[1],[2]	1,051,000	1,144,000
Loans, net of allowance for credit losses	[3]	330,000	257,000
Other financial assets	[4]	7,000,000	5,827,000
Deposits, Non-interest-bearing		29,862,000	29,486,000
Deposits, Interest-bearing		165,825,000	160,948,000
Total deposits		195,687,000	190,434,000
Call money and funds purchased		2,453,000	1,975,000
Payables under repurchase agreements		18,135,000	17,693,000	[5]
Payables under securities lending transactions		8,170,000	5,549,000
Due to trust account		3,386,000	3,335,000
Other short-term borrowings		6,617,000	7,857,000
Long-term debt		26,919,000	26,015,000	[5]
Other financial liabilities		6,642,000	6,094,000
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,549,000	1,458,000
Loans, net of allowance for credit losses	[3]	¥ 117,420,000	¥ 118,503,000

[1]	Excludes cost-method investments of ¥429 billion and ¥437 billion at March 31, 2017 and 2018, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,200 billion and ¥2,219 billion at March 31, 2017 and 2018, respectively.
[5]	The table above reflects changes in presentation that were made to long-term repurchase agreements at March 31, 2017. See Note 1 for further information.